UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00266
TRI-CONTINENTAL CORPORATION

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments

March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (99.7%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.2%)
General Dynamics Corp.	77,707		$5,998,981
ITT Corp.	18,839	(g)	1,009,959
Lockheed Martin Corp.	58,984	(g)	4,908,648
Northrop Grumman Corp.	42,536	(g)	2,789,086
Raytheon Co.	51,954	(g)	2,967,612
United Technologies Corp.	67,658		4,980,305

Total	22,654,591

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	26,764		1,494,769
FedEx Corp.	23,889	(g)	2,231,233

Total	3,726,002

Airlines (0.1%)
Southwest Airlines Co.	90,939		1,202,214

Auto Components (0.1%)
Johnson Controls, Inc.	41,647	(g)	1,373,935

Automobiles (0.1%)
Harley-Davidson, Inc.	47,514	(g)	1,333,718

Beverages (1.9%)
Brown-Forman Corp., Class B	20,369	(g)	1,210,937
Coca-Cola Enterprises, Inc.	91,210		2,522,869
PepsiCo, Inc.	61,609		4,076,051
The Coca-Cola Co.	208,922		11,490,710

Total	19,300,567

Biotechnology (0.1%)
Cephalon, Inc.	13,389	(b,g)	907,506

Building Products (0.1%)
Masco Corp.	68,608	(g)	1,064,796

Capital Markets (3.2%)
Franklin Resources, Inc.	46,700		5,179,030
Invesco Ltd.	53,352		1,168,942
Morgan Stanley	114,323	(g)	3,348,521
State Street Corp.	93,763	(g)	4,232,462
The Bank of New York Mellon Corp.	179,421	(g)	5,540,520
The Goldman Sachs Group, Inc.	67,435	(g)	11,506,435
WCAS Capital Partners II LP	4,292,803	(e,f)	1,940,776

Total	32,916,686

Chemicals (1.7%)
Air Products & Chemicals, Inc.	12,825		948,409
CF Industries Holdings, Inc.	9,852		898,305
Eastman Chemical Co.	23,702		1,509,343
EI du Pont de Nemours & Co.	31,327	(g)	1,166,617
PPG Industries, Inc.	26,162	(g)	1,710,995
The Dow Chemical Co.	386,113	(g)	11,417,362

Total	17,651,031

Commercial Banks (3.6%)
BB&T Corp.	17,541	(g)	568,153
Comerica, Inc.	50,712	(g)	1,929,084
Fifth Third Bancorp	98,736	(g)	1,341,822
First Horizon National Corp.	77,138	(b,g)	1,083,790
KeyCorp	123,471	(g)	956,900
M&T Bank Corp.	16,187		1,284,924
Marshall & Ilsley Corp.	140,663	(g)	1,132,337
PNC Financial Services Group, Inc.	205,785	(g)	12,285,365
SunTrust Banks, Inc.	102,300	(g)	2,740,617
US Bancorp	61,420	(g)	1,589,550
Wells Fargo & Co.	398,424		12,398,955

Total	37,311,497

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	27,121		987,476
Pitney Bowes, Inc.	42,234		1,032,621
RR Donnelley & Sons Co.	116,797		2,493,616

Total	4,513,713

See accompanying Notes to Portfolio of Investments.

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  7

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Communications Equipment (0.9%)
Cisco Systems, Inc.	223,328	(b)	$5,813,228
Motorola, Inc.	406,815	(b)	2,855,841
QUALCOMM, Inc.	17,150		720,129

Total	9,389,198

Computers & Peripherals (7.6%)
Apple, Inc.	264,807	(b)	62,211,108
Dell, Inc.	351,104	(b)	5,270,071
Lexmark International, Inc., Class A	64,655	(b)	2,332,752
NetApp, Inc.	122,453	(b)	3,987,070
QLogic Corp.	9,925	(b,g)	201,478
Western Digital Corp.	104,385	(b)	4,069,971

Total	78,072,450

Construction & Engineering (0.1%)
Fluor Corp.	25,350	(g)	1,179,029

Consumer Finance (1.6%)
American Express Co.	220,285		9,088,960
Capital One Financial Corp.	83,535	(g)	3,459,184
Discover Financial Services	169,896		2,531,450
SLM Corp.	129,265	(b,g)	1,618,398

Total	16,697,992

Distributors (0.1%)
Genuine Parts Co.	29,421	(g)	1,242,743

Diversified Consumer Services (0.1%)
H&R Block, Inc.	77,095	(g)	1,372,291

Diversified Financial Services (3.6%)
Bank of America Corp.	1,472,802		26,289,515
Citigroup, Inc.	2,617,393	(b)	10,600,442
IntercontinentalExchange, Inc.	4,150	(b,g)	465,547

Total	37,355,504

Diversified Telecommunication Services (4.9%)
AT&T, Inc.	1,396,010	(g)	36,072,899
CenturyTel, Inc.	36,445	(g)	1,292,340
Verizon Communications, Inc.	415,670		12,894,083

Total	50,259,322

Electric Utilities (0.9%)
Edison International	29,772		1,017,309
Exelon Corp.	67,721		2,966,857
FirstEnergy Corp.	39,287	(g)	1,535,729
Progress Energy, Inc.	84,011		3,306,673

Total	8,826,568

Electrical Equipment (0.3%)
Emerson Electric Co.	43,778	(g)	2,203,784
Rockwell Automation, Inc.	21,013		1,184,293

Total	3,388,077

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.	86,701	(b,g)	2,981,648
Corning, Inc.	139,805		2,825,459
Jabil Circuit, Inc.	23,163		375,009
Tyco Electronics Ltd.	70,765	(c)	1,944,622

Total	8,126,738

Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	21,110	(g)	988,792
BJ Services Co.	50,851		1,088,211
Cameron International Corp.	59,339	(b,g)	2,543,270
Diamond Offshore Drilling, Inc.	11,999	(g)	1,065,631
Ensco PLC, ADR	32,277	(c)	1,445,364
FMC Technologies, Inc.	23,389	(b,g)	1,511,631
Halliburton Co.	40,690		1,225,990
Nabors Industries Ltd.	63,575	(b,c,g)	1,247,977
National Oilwell Varco, Inc.	76,799	(g)	3,116,504
Noble Corp.	12,335	(b,c)	515,850
Schlumberger Ltd.	74,653	(g)	4,737,480
Smith International, Inc.	3,620		155,008
Weatherford International Ltd.	11,912	(b,c)	188,924

Total	19,830,632

Food & Staples Retailing (1.0%)
SUPERVALU Inc.	103,498		1,726,347
Walgreen Co.	82,882		3,074,093
Wal-Mart Stores, Inc.	90,429		5,027,852
Whole Foods Market, Inc.	19,466	(b,g)	703,696

Total	10,531,988

See accompanying Notes to Portfolio of Investments.

8  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Food Products (1.0%)
Archer-Daniels-Midland Co.	150,534		$4,350,432
ConAgra Foods, Inc.	57,717	(g)	1,446,965
Dean Foods Co.	40,694	(b,g)	638,489
General Mills, Inc.	20,962		1,483,900
Hormel Foods Corp.	23,467	(g)	985,849
Sara Lee Corp.	85,249		1,187,519

Total	10,093,154

Gas Utilities (0.2%)
Nicor, Inc.	24,521	(g)	1,027,920
ONEOK, Inc.	22,637		1,033,379

Total	2,061,299

Health Care Equipment & Supplies (1.0%)
Becton Dickinson and Co.	27,125	(g)	2,135,551
CareFusion Corp.	28,672	(b,g)	757,801
Intuitive Surgical, Inc.	9,595	(b,g)	3,340,307
Medtronic, Inc.	84,074	(g)	3,785,852
St. Jude Medical, Inc.	9,551	(b)	392,069

Total	10,411,580

Health Care Providers & Services (3.4%)
Aetna, Inc.	114,632		4,024,730
Cardinal Health, Inc.	145,179	(g)	5,230,799
CIGNA Corp.	125,553		4,592,729
Coventry Health Care, Inc.	46,172	(b,g)	1,141,372
Humana, Inc.	24,709	(b)	1,155,640
McKesson Corp.	16,234		1,066,898
UnitedHealth Group, Inc.	313,692		10,248,318
WellPoint, Inc.	107,698	(b)	6,933,597

Total	34,394,083

Hotels, Restaurants & Leisure (0.6%)
Starbucks Corp.	242,514	(b)	5,885,815

Household Durables (0.6%)
DR Horton, Inc.	99,489	(g)	1,253,561
Harman International Industries, Inc.	25,111	(b)	1,174,693
Pulte Group, Inc.	81,133	(b,g)	912,746
Whirlpool Corp.	28,572	(g)	2,492,907

Total	5,833,907

Household Products (0.2%)
Clorox Co.	19,549		1,253,873
Colgate-Palmolive Co.	11,085	(g)	945,107

Total	2,198,980

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	35,925		1,261,327
NRG Energy, Inc.	46,869	(b,g)	979,562
The AES Corp.	162,076	(b)	1,782,836

Total	4,023,725

Industrial Conglomerates (3.4%)
3M Co.	87,751		7,333,351
General Electric Co.	1,379,615		25,108,992
Textron, Inc.	66,356	(g)	1,408,738
Tyco International Ltd.	18,634	(c)	712,751

Total	34,563,832

Insurance (5.5%)
AFLAC, Inc.	136,212		7,394,949
Aon Corp.	84,339	(g)	3,602,119
Assurant, Inc.	28,410		976,736
Chubb Corp.	115,899		6,009,363
Hartford Financial Services Group, Inc.	61,987		1,761,671
Lincoln National Corp.	49,430		1,517,501
MetLife, Inc.	62,535		2,710,267
Principal Financial Group, Inc.	62,611	(g)	1,828,867
Prudential Financial, Inc.	31,793		1,923,477
The Allstate Corp.	321,629		10,391,833
The Progressive Corp.	196,964		3,760,043
The Travelers Companies, Inc.	213,982		11,542,188
Torchmark Corp.	41,023	(g)	2,195,141
Unum Group	57,272	(g)	1,418,627

Total	57,032,782

Internet & Catalog Retail (0.5%)
Expedia, Inc.	78,713	(g)	1,964,676
priceline.com, Inc.	13,274	(b)	3,384,870

Total	5,349,546

Internet Software & Services (0.3%)
eBay, Inc.	129,136	(b,g)	3,480,215

See accompanying Notes to Portfolio of Investments.

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  9

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

IT Services (1.2%)
Automatic Data Processing, Inc.	79,712		$3,544,793
Cognizant Technology Solutions Corp., Class A	110,233	(b)	5,619,678
Computer Sciences Corp.	29,428	(b)	1,603,532
SAIC, Inc.	54,719	(b,g)	968,526

Total	11,736,529

Leisure Equipment & Products (0.2%)
Mattel, Inc.	66,506		1,512,346

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.	10,195	(b,g)	532,893

Machinery (1.6%)
Caterpillar, Inc.	120,819	(g)	7,593,473
Cummins, Inc.	23,008	(g)	1,425,346
Eaton Corp.	12,205	(g)	924,773
Flowserve Corp.	10,682		1,177,904
Illinois Tool Works, Inc.	39,314		1,861,911
Ingersoll-Rand PLC	39,846	(c)	1,389,430
Stanley Black & Decker, Inc.	37,860		2,173,543

Total	16,546,380

Media (1.3%)
CBS Corp., Class B	202,002		2,815,908
Gannett Co., Inc.	82,836	(g)	1,368,451
News Corp., Class A	337,587		4,864,629
The Walt Disney Co.	119,306		4,164,972
Viacom, Inc., Class B	8,274	(b)	284,460

Total	13,498,420

Metals & Mining (1.6%)
Alcoa, Inc.	162,736	(g)	2,317,361
Allegheny Technologies, Inc.	24,486	(g)	1,321,999
Freeport-McMoRan Copper & Gold, Inc.	123,344	(g)	10,304,157
Nucor Corp.	6,444	(g)	292,429
United States Steel Corp.	30,531	(g)	1,939,329

Total	16,175,275

Multiline Retail (0.9%)
Family Dollar Stores, Inc.	71,498		2,617,542
JC Penney Co., Inc.	29,136		937,305
Macy’s, Inc.	142,041		3,092,232
Nordstrom, Inc.	62,168		2,539,563
Sears Holdings Corp.	1,760	(b,g)	190,837

Total	9,377,479

Multi-Utilities (0.5%)
DTE Energy Co.	22,941		1,023,169
PG&E Corp.	101,954	(g)	4,324,888

Total	5,348,057

Oil, Gas & Consumable Fuels (13.5%)
Chesapeake Energy Corp.	82,514	(g)	1,950,631
Chevron Corp.	737,542	(d)	55,927,811
ConocoPhillips	631,914		32,335,039
Exxon Mobil Corp.	222,712	(g)	14,917,250
Hess Corp.	53,467		3,344,361
Marathon Oil Corp.	410,668		12,993,536
Murphy Oil Corp.	34,239		1,923,889
Occidental Petroleum Corp.	87,462		7,394,037
Pioneer Natural Resources Co.	40,225	(g)	2,265,472
Sunoco, Inc.	24,149		717,467
Tesoro Corp.	44,673	(g)	620,955
Valero Energy Corp.	207,889		4,095,413

Total	138,485,861

Paper & Forest Products (0.5%)
International Paper Co.	146,334		3,601,280
MeadWestvaco Corp.	41,549	(g)	1,061,577

Total	4,662,857

Pharmaceuticals (11.4%)
Abbott Laboratories	158,321		8,340,350
Bristol-Myers Squibb Co.	72,690		1,940,823
Eli Lilly & Co.	146,029		5,289,170
Forest Laboratories, Inc.	114,465	(b)	3,589,622
Johnson & Johnson	513,644		33,489,590
King Pharmaceuticals, Inc.	64,212	(b)	755,133
Merck & Co., Inc.	600,497		22,428,563
Pfizer, Inc.	2,404,208		41,232,168

Total	117,065,419

See accompanying Notes to Portfolio of Investments.

10  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Real Estate Investment Trusts (REITs) (1.0%)
Boston Properties, Inc.	17,003	(g)	$1,282,706
Equity Residential	33,847	(g)	1,325,110
Simon Property Group, Inc.	52,518	(g)	4,406,261
Ventas, Inc.	28,380		1,347,482
Vornado Realty Trust	19,219	(g)	1,454,878

Total	9,816,437

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A	100,889	(b,g)	1,599,091

Road & Rail (0.7%)
CSX Corp.	72,718		3,701,346
Norfolk Southern Corp.	66,947		3,741,668

Total	7,443,014

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.	175,014	(b)	1,622,380
Analog Devices, Inc.	37,608		1,083,863
Broadcom Corp., Class A	51,952	(g)	1,723,767
MEMC Electronic Materials, Inc.	75,552	(b,g)	1,158,212
Micron Technology, Inc.	307,070	(b,g)	3,190,457
NVIDIA Corp.	66,927	(b,g)	1,163,191
Texas Instruments, Inc.	75,900	(g)	1,857,273

Total	11,799,143

Software (1.9%)
Microsoft Corp.	61,794		1,808,710
Oracle Corp.	83,820		2,153,336
Red Hat, Inc.	36,860	(b)	1,078,892
Rovi Corp.	316,380	(b,g)	11,747,190
Salesforce.com, Inc.	40,378	(b,g)	3,006,142

Total	19,794,270

Specialty Retail (5.5%)
Abercrombie & Fitch Co., Class A	42,922	(g)	1,958,960
AutoNation, Inc.	50,188	(b,g)	907,399
Bed Bath & Beyond, Inc.	12,498	(b,g)	546,912
Best Buy Co., Inc.	57,352		2,439,754
Home Depot, Inc.	1,028,999	(g)	33,288,117
Limited Brands, Inc.	499,103	(g)	12,287,916
Lowe’s Companies, Inc.	21,413		519,051
The Gap, Inc.	46,869		1,083,143
The Sherwin-Williams Co.	15,478	(g)	1,047,551
Tiffany & Co.	25,740		1,222,393
Urban Outfitters, Inc.	31,988	(b)	1,216,504

Total	56,517,700

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	6,735	(g)	266,167
Nike, Inc., Class B	53,138		3,905,643
VF Corp.	3,275		262,491

Total	4,434,301

Tobacco (1.2%)
Altria Group, Inc.	446,561		9,163,432
Lorillard, Inc.	37,660		2,833,538

Total	11,996,970

Trading Companies & Distributors (—%)
Fastenal Co.	23		1,104

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	530,893	(b,g)	2,017,393

Total Common Stocks
(Cost: $980,053,340)			$1,025,918,645

Money Market Fund (0.3%)
	Shares		Value(a)

RiverSource Short-Term Cash Fund, 0.18%	3,209,597	(h)	$3,209,597

Total Money Market Fund
(Cost: $3,209,597)			$3,209,597

Investments of Cash Collateral Received
for Securities on Loan (19.9%)
	Coupon	Principal
Issuer	rate	amount	Value(a)

Asset-Backed Commercial Paper (2.2%)
Belmont Funding LLC
04-12-10	0.48%	$7,996,693	$7,996,693
Grampian Funding LLC
04-12-10	0.22	4,998,992	4,998,992
Rheingold Securitization
04-22-10	0.27	4,998,838	4,998,838

See accompanying Notes to Portfolio of Investments.

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  11

Portfolio of Investments (continued)

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Coupon	Principal
Issuer	rate	amount	Value(a)

Asset-Backed Commercial Paper (cont.)
Versailles Commercial Paper LLC
04-15-10	0.28%	$4,998,794	$4,998,794

Total		22,993,317

Certificates of Deposit (13.6%)
Australia and New Zealand Bank Group
04-27-10	0.29	5,000,000	5,000,000
05-24-10	0.31	2,000,000	2,000,000
Banco Popular Espanol
04-26-10	0.35	2,998,251	2,998,251
05-04-10	0.34	2,498,582	2,498,582
Banco Santander Central Hispano
04-06-10	0.30	5,000,000	5,000,000
04-19-10	0.31	5,000,000	5,000,000
Caisse Centrale du Credit Immobilier de France
04-30-10	0.35	3,998,612	3,998,812
Clydesdale Bank
04-12-10	0.25	5,000,000	5,000,000
Credit Industrial et Commercial
04-13-10	0.34	2,000,000	2,000,000
Credit Suisse
04-23-10	0.32	5,000,000	5,000,000
Dexia Bank
04-26-10	0.33	3,000,000	3,000,000
Dexia Credit Local
04-01-10	0.28	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen
04-01-10	0.29	7,999,613	7,999,613
Hong Kong Shanghai Bank
04-06-10	0.22	8,000,000	8,000,000
KBC Bank
04-22-10	0.33	5,000,000	5,000,000
Natixis
04-12-10	0.27	9,995,439	9,995,439
Norinchukin Bank
04-08-10	0.25	2,000,000	2,000,000
04-13-10	0.27	5,000,062	5,000,062
NyKredit Bank
06-24-10	0.38	8,000,000	8,000,000
Overseas Chinese Banking Corp
05-11-10	0.27	5,000,000	5,000,000
Pohjola Bank
06-15-10	0.33	7,493,680	7,493,680
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	5,000,000	5,000,000
Sumitomo Mitsui Banking
04-26-10	0.29	10,000,001	10,000,001
Ulster Bank Ireland Limited
04-01-10	0.29	7,999,613	7,999,613
Unicredit BK
04-06-10	0.30	6,000,000	6,000,000
United Overseas Bank
05-28-10	0.30	5,000,000	5,000,000

Total		138,984,053

Commercial Paper (0.5%)
Citigroup Funding
04-26-10	0.26	4,998,736	4,998,736

Repurchase Agreements (3.6%)(i)
Banc of America Securities LLC dated 03-31-10, matures 04-01-10, repurchase price
$5,533,755	0.05	5,533,747	5,533,747
Morgan Stanley dated 01-21-10, matures 04-30-10 repurchase price
$7,001,867	0.32	7,000,000	7,000,000
Morgan Stanley dated 02-22-10, matures 04-30-10, repurchase price
$10,003,083	0.37	10,000,000	10,000,000
Morgan Stanley dated 02-23-10, matures 04-30-10, repurchase price
$5,001,542	0.37	5,000,000	5,000,000

See accompanying Notes to Portfolio of Investments.

12  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Coupon	Principal
Issuer	rate	amount	Value(a)

Repurchase Agreements (cont.)
Pershing LLC dated 03-31-10, matures 04-01-10, repurchase price
$10,000,061	0.22%	$10,000,000	$10,000,000

Total		37,533,747

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $204,509,853)			$204,509,853

Total Investments in Securities
(Cost: $1,187,772,790)(j)			$1,233,638,095

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)
S&P 500 Index	10	$2,913,000	June 2010	$26,066
Notes to Portfolio of Investments

ADR	—	American Depositary Receipt

(a)	The Fund adopted Financial Accounting Standards Board (FASB) Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4), on June 30, 2009. FSP 157-4 provides guidance on estimating the fair value of an investment when the trade volume and level of activity for the investment have significantly decreased relative to historical levels. FSP 157-4 requires funds to disclose in interim and annual periods the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. There was no impact to the Fund’s net assets or results of operations upon adoption. This disclosure can be found as part of the Fair Value Measurements disclosure in the Portfolio of Investments.

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

All securities are valued at the close of each business day of the NYSE. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC*, (the Investment Manager), as administrator to the Corporation, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.72% of net assets.

(d)	At March 31, 2010, investments in securities included securities valued at $748,037 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

14  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Notes to Portfolio of Investments (continued)

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $1,940,776, representing 0.19% of net assets. Information concerning such security holdings at March 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
WCAS Capital Partners II LP	01-09-05 thru 03-05-97	4,212,138

(f)	At March 31, 2010, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2010, were as follows:

Investment	Acquisition dates	Cost	Value(a)
WCAS Capital Partners II LP	12-11-90 to 03-24-98	$4,292,803	$1,940,776

(g)	At March 31, 2010, security was partially or fully on loan.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The rate shown is the seven-day current annualized yield at March 31, 2010.

(i)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Banc of America Securities LLC (0.05%)
Security description	Value(a)
Fannie Mae REMICS	$347,520
Freddie Mac REMICS	858,824
Government National Mortgage Association	4,438,078

Total market value of collateral securities	$5,644,422

Morgan Stanley (0.32%)
Security description	Value(a)
Amstel Funding Corp	$630,472
Amsterdam Funding Corp	11,660
Atlantic Asset Securities	2,332
Beethoven Funding Corp	12
Bryant Park Funding LLC	607

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Morgan Stanley (0.32%) (continued)
Security description	Value(a)
BTM Capital Corp	$241,471
Can Ast & Can Ltd	159,782
Chesham Financing/ Chesham LLC	100,600
Concord Min Capital	124,788
Crown Point Capital	33,647
Fairway Finance Corp	35
Fannie Mae Pool	49,373
Fannie Mae REMICS	49,368
Fannie Mae Whole Loan	719
Federal Home Loan Banks	1,522,696
Federal National Mortgage Association	21,467
FHLMC-GNMA	32
Freddie Mac Gold Pool	6,720
Freddie Mac Non Gold Pool	1,808
Freddie Mac REMICS	1
Galleon Capital Corp	1,167
Ginnie Mae I Pool	42,133
Ginnie Mae II Pool	10,738
Gotham Funding Corp	1,400
Halkin Finance LLC	417,192
LMA LMA Americas	27,990
Manhattan Asset Funding	3,674
Market St Funding Corp	16,083
Nationwide Life Ins Co	4,783
Nestle Capital Corp	455,400
Paradigm Funding LLC	17,508
Scaldis & Scaldis	673,128
Silver Tower US Funding	175,432
Silver Tower US Fund	466,532
Starbird Funding Corp	9,064
Straight A Funding	26,829
Thames Ast Global Securities	440,057
TSL USA Inc	1,553,094
Victory Receivables	58

Total market value of collateral securities	$7,299,852

Morgan Stanley (0.37%)
Security description	Value(a)
Access Group Inc	$778,973
Accredited Mortgage Loan Trust	41,752
American Express Credit Account Master Trust	22,572
American Express Issuance Trust	23,224

16  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Notes to Portfolio of Investments (continued)

Morgan Stanley (0.37%) (continued)
Security description	Value(a)
AmeriCredit Automobile Receivables Trust	$26,929
BA Credit Card Trust	194,270
Banc of America Commercial Mortgage Inc	385,145
Banc of America Large Loan Inc	124,637
Bank One Issuance Trust	187,931
BMW Vehicle Lease Trust	133,672
Capital Auto Receivables Asset Trust	251,604
Capital One Multi-Asset Execution Trust	351,419
Chase Issuance Trust	393,297
Citibank Credit Card Issuance Trust	266,253
Citifinancial Mortgage Securities Inc	26,770
Citigroup Commercial Mortgage Trust	204,497
Collegiate Funding Services Education Loan Trust I	130,258
Commercial Mortgage Asset Trust	65,803
Commercial Mortgage Pass Through Certificates	80,247
Credit Suisse First Boston Mortgage Securities Corp	57,553
Credit Suisse Mortgage Capital Certificates	220,148
Daimler Chrysler Auto Trust	353,462
DFR Middle Market CLO Ltd	276,466
Education Funding Capital Trust I	118,353
Fannie Mae REMICS	66,484
Fannie Mae Whole Loan	161,662
Federal National Mortgage Association	36,267
FHLMC Structured Pass Through Securities	24,609
Ford Credit Floorplan Master Owner Trust	208,808
GE Business Loan Trust	33,956
GE Capital Credit Card Master Note Trust	282,957
G-FORCE CDO	63,581
Gramercy Real Estate CDO	407,425
Granite Master Issuer PLC	219,871
Granite Mortgages PLC	29,890
HSBC Home Equity Loan Trust	72,084
Hyundai Floorplan Master Owner Trust	113,931
JP Morgan Chase Commercial Mortgage Securities Corp	410,967
LB-UBS Commercial Mortgage Trust	48,748
MBNA Credit Card Master Note Trust	660,681
Merrill Lynch Mortgage Trust	146,729
Morgan Stanley ABS Capital I	12,163
Nelnet Education Loan Funding Inc	53,920
Nelnet Student Loan Trust	265,713
Nissan Auto Lease Trust	80,208
Northstar Education Finance Inc	93,672
Pennsylvania Higher Education Assistance Agency	39,716
Saxon Asset Securities Trust	35,295

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Morgan Stanley (0.37%) (continued)
Security description	Value(a)
SLC Student Loan Trust	$82,935
SLM Student Loan Trust	345,483
Victoria Falls CLO Ltd	694,371
Wachovia Bank Commercial Mortgage Trust	1,084,138

Total market value of collateral securities	$10,491,499

Morgan Stanley (0.37%)
Security description	Value(a)
Access Group Inc	$389,486
Accredited Mortgage Loan Trust	20,876
American Express Credit Account Master Trust	11,286
American Express Issuance Trust	11,612
AmeriCredit Automobile Receivables Trust	13,465
BA Credit Card Trust	97,135
Banc of America Commercial Mortgage Inc	192,572
Banc of America Large Loan Inc	62,318
Bank One Issuance Trust	93,966
BMW Vehicle Lease Trust	66,836
Capital Auto Receivables Asset Trust	125,802
Capital One Multi-Asset Execution Trust	175,709
Chase Issuance Trust	196,649
Citibank Credit Card Issuance Trust	133,126
Citifinancial Mortgage Securities Inc	13,385
Citigroup Commercial Mortgage Trust	102,249
Collegiate Funding Services Education Loan Trust I	65,129
Commercial Mortgage Asset Trust	32,902
Commercial Mortgage Pass Through Certificates	40,124
Credit Suisse First Boston Mortgage Securities Corp	28,777
Credit Suisse Mortgage Capital Certificates	110,074
Daimler Chrysler Auto Trust	176,731
DFR Middle Market CLO Ltd	138,233
Education Funding Capital Trust I	59,177
Fannie Mae REMICS	33,242
Fannie Mae Whole Loan	80,831
Federal National Mortgage Association	18,134
FHLMC Structured Pass Through Securities	12,304
Ford Credit Floorplan Master Owner Trust	104,404
GE Business Loan Trust	16,978
GE Capital Credit Card Master Note Trust	141,478
G-FORCE CDO	31,790
Gramercy Real Estate CDO	203,713
Granite Master Issuer PLC	109,936

18  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Notes to Portfolio of Investments (continued)

Morgan Stanley (0.37%) (continued)
Security description	Value(a)
Granite Mortgages PLC	$14,945
HSBC Home Equity Loan Trust	36,042
Hyundai Floorplan Master Owner Trust	56,965
JP Morgan Chase Commercial Mortgage Securities Corp	205,484
LB-UBS Commercial Mortgage Trust	24,374
MBNA Credit Card Master Note Trust	330,341
Merrill Lynch Mortgage Trust	73,364
Morgan Stanley ABS Capital I	6,081
Nelnet Education Loan Funding Inc	26,960
Nelnet Student Loan Trust	132,857
Nissan Auto Lease Trust	40,104
Northstar Education Finance Inc	46,836
Pennsylvania Higher Education Assistance Agency	19,858
Saxon Asset Securities Trust	17,648
SLC Student Loan Trust	41,467
SLM Student Loan Trust	172,741
Victoria Falls CLO Ltd	347,185
Wachovia Bank Commercial Mortgage Trust	542,069

Total market value of collateral securities	$5,245,750

Pershing LLC (0.22%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$40,142
Fannie Mae Pool	4,036,983
Fannie Mae REMICS	969,212
Federal Home Loan Banks	15,300
Federal Home Loan Mortgage Corp	56,911
Federal National Mortgage Association	130,241
Freddie Mac Gold Pool	1,843,799
Freddie Mac Non Gold Pool	86,560
Freddie Mac Reference REMIC	24,685
Freddie Mac REMICS	182,764
Ginnie Mae I Pool	282,880
Ginnie Mae II Pool	113,413
Government National Mortgage Association	363,277
United States Treasury Inflation Indexed Bonds	48,192
United States Treasury Note/Bond	1,847,296
United States Treasury Strip Principal	158,345

Total market value of collateral securities	$10,200,000

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(j)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,187,773,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$125,934,000
Unrealized depreciation	(80,069,000)

Net unrealized appreciation	$45,865,000

20  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note (a) to the Portfolio of Investments.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks
Capital Markets	$30,975,910	$—	$1,940,776	$32,916,686
All Other Industries(a)	993,001,959	—	—	993,001,959

Total Equity Securities	1,023,977,869	—	1,940,776	1,025,918,645

Other
Affiliated Money Market Fund(b)	3,209,597	—	—	3,209,597
Investments of Cash Collateral Received for Securities on Loan(c)	—	204,509,853	—	204,509,853

Total Other	3,209,597	204,509,853	—	207,719,450

Investments in Securities	1,027,187,466	204,509,853	1,940,776	1,233,638,095
Other Financial Instruments(d)	26,066	—	—	26,066

Total	$1,027,213,532	$204,509,853	$1,940,776	$1,233,664,161

(a)	Industry classifications are identified in the Portfolio of Investments.
(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

22  TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of Dec. 31, 2009	$1,927,202
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	13,574
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2010	$1,940,776

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $13,574.

TRI-CONTINENTAL CORPORATION — 2010 QUARTERLY REPORT  23

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.